UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-10401

 NAME OF REGISTRANT:                     Trust for Professional Managers



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Jay Fitton
                                         U.S. Bancorp Fund Services,
                                         LLC
                                         615 East Michigan Street
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          513-629-8104

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2018 - 06/30/2019


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

CrossingBridge Low Duration High Yield Fund
--------------------------------------------------------------------------------------------------------------------------
 BIG ROCK PARTNERS ACQUISITION CORP                                                          Agenda Number:  935030899
--------------------------------------------------------------------------------------------------------------------------
        Security:  089482103
    Meeting Type:  Annual
    Meeting Date:  21-May-2019
          Ticker:  BRPA
            ISIN:  US0894821034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Extension of Corporate Life: Amend the                    Mgmt          No vote
       Company's amended and restated certificate
       of incorporation to extend the date that
       the Company has to consummate a business
       combination to August 22, 2019.

2.     Early Termination: Approve the Company's                  Mgmt          No vote
       early winding up and redemption of 100% of
       the outstanding public shares if determined
       by the Company's board of directors.

3.     DIRECTOR
       Lori B. Wittman                                           Mgmt          No vote
       Michael Fong                                              Mgmt          No vote
       Stuart Koenig                                             Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 BISON CAPITAL ACQUISTION CORP.                                                              Agenda Number:  934939666
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1142P104
    Meeting Type:  Special
    Meeting Date:  21-Mar-2019
          Ticker:  BCAC
            ISIN:  VGG1142P1045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To amend the Company's memorandum and                     Mgmt          Against                        Against
       articles of association (as may amended
       from time to time), to extend the date
       before which the Company must complete a
       business combination (Termination Date)
       from March 23, 2019 (Current Termination
       Date) to June 24, 2019 or such earlier date
       as determined by the Board (Extended
       Termination Date), and provide that the
       date for cessation of operations of the
       Company if the Company has not completed a
       business combination would similarly be
       extended by amending the Memorandum and
       Articles of Association.

2.     Trust Amendment: To amend and restate the                 Mgmt          Against                        Against
       Company's investment management trust
       agreement, dated June 19, 2017 (the "Trust
       Agreement") by and between the Company and
       Continental Stock Transfer & Trust Company
       (the "Trustee") to extend the date on which
       to commence liquidating the trust account
       (the "Trust Account") established in
       connection with the Company's initial
       public offering in the event the Company
       has not consummated a business combination
       from the Current Termination Date to the
       Extended Termination Date.

2a.    Intention to Exercise Redemption Rights: If               Mgmt          For
       you intend to exercise your redemption
       rights, please check "For" box. Checking
       "For" box, however, is not sufficient to exercise your redemption rights. You must comply with the procedures set forth in the proxy statement under the heading "The
       Special Meeting - Redemption Rights."

2b.    Shareholder Certification: I hereby certify               Mgmt          For
       that I am not acting on concert or as a
       "group" (as defined in Section 13(d) (3) of the Securities Exchange Act of 1934, as amended), with any other stockholder of the Company owned by me in connection with the Business Combination Proposal.

3.     Adjournment of the Meeting: To direct the                 Mgmt          Against                        Against
       chairman of the special meeting to adjourn
       the special meeting to a later date or
       dates, if necessary, to permit further
       solicitation and vote of proxies if based
       upon the tabulated vote at the time of the
       special meeting, there are not sufficient
       votes to approve any of the foregoing
       proposals.




--------------------------------------------------------------------------------------------------------------------------
 CM SEVEN STAR ACQUISITION CORP                                                              Agenda Number:  934985081
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2345N102
    Meeting Type:  Annual
    Meeting Date:  29-Apr-2019
          Ticker:  CMSS
            ISIN:  KYG2345N1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the Share Exchange Agreement,                  Mgmt          Against                        Against
       and among CM Seven Star, Kaixin Auto Group
       (Kaixin) and Renren Inc. (Seller) and
       transactions contemplated thereunder,
       including but not limited to CM Seven
       Star's acquisition of all the issued and
       outstanding shares and any other equity
       interests of Kaixin from the Seller, as
       provided for in the Share Exchange
       Agreement & consideration paid to the
       Seller and earn-out consideration by way of
       new issue of ordinary shares credited as
       fully paid in accordance with the Share
       Exchange Agreement, or Business
       Combination.

2.     To approve increase in the number of                      Mgmt          Against                        Against
       authorized ordinary shares of CM Seven Star
       to 500,000,000 and removal of the class of
       preferred shares. This proposal is referred
       to as the "Authorized Share Increase
       Proposal."

3.     To approve as a special resolution the                    Mgmt          Against                        Against
       change of CM Seven Star's name to Kaixin
       Auto Holdings and the adoption of the
       Second Amended and Restated Memorandum and
       Articles of Association of CM Seven Star as
       further described in the definitive proxy
       statement. This proposal is referred to as
       the "Amendment Proposal."

4.     To approve the issuance of more than 20% of               Mgmt          Against                        Against
       the issued and outstanding ordinary shares
       of CM Seven Star pursuant to the terms of
       the Share Exchange Agreement, as required
       by Nasdaq Listing Rules 5635(a) and (d).
       This proposal is referred to as the "Nasdaq
       Proposal."

5.     To approve the 2018 CM Seven Star Equity                  Mgmt          Against                        Against
       Incentive Plan. This proposal is referred
       to as the "Equity Incentive Plan Proposal."

6.     DIRECTOR
       Anthony Ho                                                Mgmt          Withheld                       Against
       Sing Wang                                                 Mgmt          Withheld                       Against
       Stephen N. Cannon                                         Mgmt          Withheld                       Against
       Jiong Shao                                                Mgmt          Withheld                       Against
       Michele Smith                                             Mgmt          Withheld                       Against

7.     To approve the adjournment of the annual                  Mgmt          Against                        Against
       general meeting in the event CM Seven Star
       does not receive the requisite shareholder
       vote to approve the Business Combination.
       This proposal is called the "Business
       Combination Adjournment Proposal."




--------------------------------------------------------------------------------------------------------------------------
 GIGCAPITAL, INC.                                                                            Agenda Number:  935020228
--------------------------------------------------------------------------------------------------------------------------
        Security:  37518N106
    Meeting Type:  Special
    Meeting Date:  05-Jun-2019
          Ticker:  GIG
            ISIN:  US37518N1063
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Proposal to amend the Company's Amended and               Mgmt          For                            For
       Restated Certificate of Incorporation to
       extend the date by which the Company must
       consummate the Kaleyra Business Combination
       from June 12, 2019 to December 12, 2019.

1a.    You may exercise your redemption rights by                Mgmt          Against
       marking the "FOR" box below. If you
       exercise your redemption rights, then you
       will be exchanging your public shares of
       the common stock of the Company for cash
       and you will no longer own such public
       shares. YOU WILL ONLY BE ENTITLED TO
       RECEIVE CASH FOR THOSE PUBLIC SHARES IF YOU
       TENDER SUCH SHARES TO THE COMPANY'S DULY
       APPOINTED AGENT AT LEAST TWO BUSINESS DAYS
       PRIOR TO THE SPECIAL MEETING.




--------------------------------------------------------------------------------------------------------------------------
 GTY TECHNOLOGY HOLDINGS INC                                                                 Agenda Number:  934925198
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4182A102
    Meeting Type:  Special
    Meeting Date:  14-Feb-2019
          Ticker:  GTYH
            ISIN:  KYG4182A1022
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      The GTY Merger Proposal - to approve by                   Mgmt          Against                        Against
       special resolution and adopt: an Agreement
       and Plan of Merger ("GTY Agreement") with
       GTY GovTech, Inc., ("New GTY"), and GTY
       Technology Merger Sub, Inc., ("GTY Merger
       Sub"), which, among other things, provides
       for the merger of GTY Merger Sub with and
       into GTY (the "GTY Merger"), with GTY
       surviving the GTY Merger as a direct,
       wholly- owned subsidiary of New GTY (the
       "GTY Merger") (the transactions
       contemplated by the GTY Agreement, the "GTY
       Transaction") (we refer to this as the "GTY
       merger proposal").

2      The Business Combination Proposal - to                    Mgmt          Against                        Against
       consider and vote upon a proposal to
       approve by ordinary resolution and adopt:
       Please see the Proxy Statement for the
       Proposal language.

3      To approve the provision in the Proposed                  Mgmt          Against                        Against
       Charter changing the authorized share
       capital.

4      Organizational Documents Proposal B - to                  Mgmt          Against                        Against
       approve the provision in the Proposed
       Bylaws providing that directors will be
       elected if "for" votes exceed "against"
       votes in uncontested elections and by
       plurality vote in contested elections,
       rather than by an affirmative vote of a
       majority of the issued and outstanding
       shares entitled to vote and actually cast
       thereon as required under the Existing
       Organizational Documents.

5      Organizational Documents Proposal C - to                  Mgmt          Against                        Against
       approve the provision in the Proposed
       Bylaws providing that a director may only
       be removed for cause by the affirmative
       vote of a majority of the shares entitled
       to vote at an election of directors and
       only at a shareholder meeting called for
       the purpose of removing such director,
       rather than by an affirmative vote of a
       majority of the issued and outstanding
       shares entitled to vote and actually cast
       thereon or by the vote of all other
       directors as required under the Existing
       Organizational Documents;

6      Organizational Documents Proposal D - to                  Mgmt          Against                        Against
       approve the provisions in the Proposed
       Bylaws providing for certain advance notice
       procedures that shareholders must comply
       with in order to bring business before a
       shareholder meeting or to nominate
       candidates for election as directors.

7      Organizational Documents Proposal E - to                  Mgmt          Against                        Against
       approve the provision in the Proposed
       Charter providing that the Business
       Litigation Session of the Superior Court
       for Suffolk County, Massachusetts and the
       United States District Court for the
       District of Massachusetts sitting in
       Boston, Massachusetts will be the sole and
       exclusive forum for certain shareholder
       litigation.

8      Organizational Documents Proposal F - to                  Mgmt          Against                        Against
       approve the provision in the Proposed
       Charter providing that amendments to the
       Proposed Charter will generally require the
       affirmative vote of a majority of shares
       generally entitled to vote on such matter
       or action by the board of directors
       pursuant to Subsection (c) of Section 10.03
       of the Massachusetts Business Corporation
       Act ("MBCA"), rather than two-thirds of the
       issued and outstanding shares entitled to
       vote and actually cast thereon as generally
       required under the Existing Organizational
       Documents.

9      Organizational Documents Proposal G - to                  Mgmt          Against                        Against
       approve the provision in the Proposed
       Bylaws providing that the Proposed Bylaws
       may generally be amended by a majority vote
       of the directors or by a majority vote of
       shareholders at a shareholder meeting
       called for such purpose, rather than by
       two-thirds of the issued and outstanding
       shares entitled to vote and actually cast
       thereon as generally required under the
       Existing Organizational Documents.

10     Organizational Documents Proposal H - to                  Mgmt          Against                        Against
       approve the provision in the Proposed
       Bylaws providing that, subject to certain
       exceptions, shareholders who hold an
       aggregate of at least 40% of all votes
       entitled to be cast may call a special
       meeting of shareholders, rather than not
       less than 30% in par value of issued shares
       that carry the right to vote at general
       meetings as required under the Existing
       Organizational Documents.

11     To approve all other differences between                  Mgmt          Against                        Against
       the Existing Organizational Documents of
       GTY and the Proposed Charter of New GTY as
       a result of the GTY Merger, including,
       among other things, (i) the name of the new
       public entity will be "GTY Technology
       Holdings Inc.", and (ii) the lack of
       certain provisions related to GTY's status
       as a blank check company that are not
       applicable to New GTY, all of which GTY's
       board of directors believe are necessary to
       adequately address the needs of New GTY
       after the business combination.

12     To approve by ordinary resolution, assuming               Mgmt          Against                        Against
       the GTY merger proposal, business
       combination proposal and the organizational
       documents proposals are approved and
       adopted, the issuance of shares of New GTY
       common stock to the Bonfire Holders, the
       CityBase Holders, the eCivis Holders, the
       OpenCounter Holders, the Questica Holders
       and the Sherpa Holders and certain
       institutional and accredited investors, in
       each case as described in the accompanying
       proxy statement/prospectus (we refer to
       this proposal as the "stock issuance
       proposal").

13     To approve by ordinary resolution, assuming               Mgmt          Against                        Against
       the GTY merger proposal, business
       combination proposal, the organizational
       documents proposals and the stock issuance
       proposal are approved and adopted, the GTY
       Technology Holdings Inc. 2019 Omnibus
       Incentive Plan, a copy of which is attached
       to the accompanying proxy
       statement/prospectus as Annex K (we refer
       to this proposal as the "incentive plan
       proposal" and, collectively the "condition
       precedent proposals").

14     The Adjournment Proposal - to consider and                Mgmt          Against                        Against
       vote upon a proposal to approve by ordinary
       resolution the adjournment of the general
       meeting to a later date or dates, if
       necessary, to permit further solicitation
       and vote of proxies if, based upon the
       tabulated vote at the time of the general
       meeting, any of the condition precedent
       proposals would not be duly approved and
       adopted by our shareholders or we determine
       that one or more of the closing conditions
       under the Transaction Documents is not
       satisfied or waived ("adjournment
       proposal").

14a    Shareholder Certification I hereby certify                Mgmt          Take No Action
       that I am not acting in concert or as a
       "group" as defined in Section 13(d)(3) of
       the Securities Exchange Act of 1934, as
       amended, with any other shareholder with
       respect to the Shares in connection with
       the proposed business combination.




--------------------------------------------------------------------------------------------------------------------------
 MODERN MEDIA ACQUISITION CORP.                                                              Agenda Number:  934921695
--------------------------------------------------------------------------------------------------------------------------
        Security:  60765P103
    Meeting Type:  Special
    Meeting Date:  08-Feb-2019
          Ticker:  MMDM
            ISIN:  US60765P1030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Extension Amendment: Proposal to amend the                Mgmt          Against                        Against
       Company's Second Amended and Restated
       Certificate of Incorporation to extend the
       date by which the Company must consummate a
       business combination from February 17, 2019
       to June 17, 2019.

2.     Trust Amendment: Proposal to amend the                    Mgmt          Against                        Against
       Investment Management Trust Agreement,
       dated as of May 17, 2017, between the
       Company and Continental Stock Transfer &
       Trust Company ("Continental"), to extend
       the date on which Continental must
       liquidate the trust account established in
       connection with the Company's initial
       public offering if the Company has not
       completed a business combination from
       February 17, 2019 to June 17, 2019.

3a.    Election of Class I Director: John White                  Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 MTECH ACQUISITION CORP.                                                                     Agenda Number:  935035469
--------------------------------------------------------------------------------------------------------------------------
        Security:  55378W107
    Meeting Type:  Special
    Meeting Date:  17-Jun-2019
          Ticker:  MTEC
            ISIN:  US55378W1071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1)     The Business Combination Proposal - to                    Mgmt          Against                        Against
       approve an Agreement and Plan of Merger,
       dated as of October 10, 2018, (as amended
       on April 17, 2019) a copy of which is
       attached to the accompanying proxy
       statement/prospectus as Annex A, providing
       for the combination of MTech and MJ
       Freeway, LLC, a Colorado limited liability
       company, under a new holding company called
       MTech Acquisition Holdings Inc. ("MTech
       Holdings"), and approve the transactions
       contemplated thereby (the "Business
       Combination").

2a)    The Charter Amendments Proposal - to                      Mgmt          Against                        Against
       approve and adopt the Amended and Restated
       Certificate of Incorporation of MTech
       Holdings: having a single class of common
       stock and an authorized 75,000,000 shares
       of common stock.

2b)    The Charter Amendments Proposal - to                      Mgmt          Against                        Against
       approve and adopt the Amended and Restated
       Certificate of Incorporation of MTech
       Holdings: having 5,000,000 authorized
       shares of preferred stock.

2c)    The Charter Amendments Proposal - to                      Mgmt          Against                        Against
       approve and adopt the Amended and Restated
       Certificate of Incorporation of MTech
       Holdings: fixing the number of directors of
       MTech Holdings at eight, subject to change
       by resolution adopted by the affirmative
       vote of at least a majority of the board of
       directors then in office.

2d)    The Charter Amendments Proposal - to                      Mgmt          Against                        Against
       approve and adopt the Amended and Restated
       Certificate of Incorporation of MTech
       Holdings: dividing the board of directors
       of MTech Holdings into three classes with
       staggered three-year terms.

2e)    The Charter Amendments Proposal - to                      Mgmt          Against                        Against
       approve and adopt the Amended and Restated
       Certificate of Incorporation of MTech
       Holdings: prohibiting stockholder actions
       by written consent.

2f)    The Charter Amendments Proposal - to                      Mgmt          Against                        Against
       approve and adopt the Amended and Restated
       Certificate of Incorporation of MTech
       Holdings: making MTech Holdings' corporate
       existence perpetual as opposed to MTech's
       corporate existence terminating 18 months
       following the consummation of its initial
       public offering and removing various
       provisions applicable only to special
       purpose acquisition corporations contained
       in MTech's current amended and restated
       certificate of incorporation.

3)     The Incentive Plan Proposal - to approve                  Mgmt          Against                        Against
       and adopt the MTech Acquisition Holdings
       Inc. 2019 Long Term Incentive Plan in
       connection with the Business Combination, a
       copy of which is attached to the
       accompanying proxy statement/prospectus as
       Annex C.

4)     The Adjournment Proposal - to approve the                 Mgmt          Against                        Against
       adjournment of the Special Meeting to a
       later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies if MTech is unable to consummate
       the Business Combination for any reason.




--------------------------------------------------------------------------------------------------------------------------
 PENSARE ACQUISITION CORP                                                                    Agenda Number:  934985207
--------------------------------------------------------------------------------------------------------------------------
        Security:  70957E105
    Meeting Type:  Special
    Meeting Date:  29-Apr-2019
          Ticker:  WRLS
            ISIN:  US70957E1055
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Charter Amendment: To amend Pensare's                 Mgmt          Against                        Against
       Amended and Restated Certificate of
       Incorporation to extend the date by which
       the Company has to consummate a business
       combination (the "Extension") for an
       additional three months, from May 1, 2019
       to August 1, 2019, and permit holders of
       public shares to redeem their shares for
       their pro rata portion of the trust
       account.

2.     Adjournment of the Meeting: To direct the                 Mgmt          Against                        Against
       chairman of the special meeting to adjourn
       the special meeting to a later date or
       dates, if necessary, to permit further
       solicitation and vote of proxies if, based
       upon the tabulated vote at the time of the
       special meeting, there are not sufficient
       votes to approve any of the foregoing
       proposal.


CrossingBridge Long/Short Credit Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Trust for Professional Managers
By (Signature)       /s/ John Buckel
Name                 John Buckel
Title                President
Date                 08/21/2019